Research and development expense (Details) - Schedule of Research and Development Expense - Research and development expenses [Member] - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Research and development expense (Details) - Schedule of Research and Development Expense [Line Items]
Professional fees	$ (216,835)	$ (132,011)
Laboratories’ related expenses	(40,731)	(98,983)
Amortization	(1,881)	(425)
Depreciation of right-of-use assets	(9,894)
Other research and development expenses	(118,394)	(141,513)
Total Research and development expenses	$ (387,736)	$ (372,932)